Retail | Vanguard Long-Term Bond Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees<br/><br/> (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard Long-Term Bond Index Fund Admiral Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses<br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard Long-Term Bond Index Fund Admiral Shares
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%	[1]
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard Long-Term Bond Index Fund | Admiral Shares | USD ($)	7	23	40	90

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the Fund’s fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 15 and 30 years. As of December 31, 2017, the dollar-weighted average maturity of the Index was 24.2 years. The Fund also maintains an average duration consistent with that of the Index, which was 15.4 years as of December 31, 2017.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk is expected to be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund‘s target index. Index sampling risk for the Fund is expected to be low.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. As of the date of this prospectus, the Fund’s Admiral Shares have not commenced operations. The information presented in the bar chart and the table reflects the performance of the Fund’s Investor Shares, which are offered through a separate prospectus. Performance of the Fund’s Admiral Shares would be substantially similar to that of the Investor Shares because both share classes constitute an investment in the same portfolio of securities; therefore, their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index (not float-adjusted) through December 31, 2009, and the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index thereafter. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Long-Term Bond Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.01% (quarter ended September 30, 2011), and the lowest return for a quarter was –8.30% (quarter ended December 31, 2016).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Retail - Vanguard Long-Term Bond Index Fund		1 Year	5 Years	10 Years
Investor Shares		10.76%	4.36%	7.17%
Investor Shares | Return After Taxes on Distributions		9.00%	2.56%	5.28%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares		6.05%	2.48%	4.85%
Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index	[1]	10.72%	4.43%
Spliced Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index	[1]	10.72%	4.43%	7.26%
Bloomberg Barclays U.S. Long Gov/Credit Bond Index	[1]	10.71%	4.43%	7.26%
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.